Taxation - Others (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Statutory tax rate (as a percentage)	25.00%	25.00%	25.00%
Valuation allowance	¥ 107,117,000	¥ 78,471,000	¥ 13,038,000	¥ 6,756,000
Operating loss carryforwards	422,000,000	423,000,000
Valuation allowance for net operating loss carryforwards	381,000,000	312,000,000
Net operating loss carryforwards	104,798,000	105,653,000
Net operating loss carryforwards, expires in 2024	5,600,000
Net operating loss carryforwards, expires in 2025	34,100,000
Net operating loss carryforwards, expires in 2026	80,300,000
Net operating loss carryforwards, expires in 2027	265,000,000
Net operating loss carryforwards, expires in 2028	37,200,000
VIEs
Income Taxes [Line Items]
Net operating loss carryforwards	40,800,000	111,000,000
Provision for credit losses
Income Taxes [Line Items]
Valuation allowance	¥ 0	¥ 0	¥ 0